Consolidated Statements of Income (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating revenues (Note 3):
Fixed voice related services	¥ 2,180,778	¥ 2,355,597	¥ 2,581,041
Mobile voice related services	2,021,579	2,150,734	2,283,890
IP / packet communications services	3,341,112	3,113,411	2,897,976
Sale of telecommunication equipment	565,874	598,318	709,590
System integration	1,382,195	1,242,729	1,211,681
Other	813,465	720,587	732,127
Revenues, Total	10,305,003	10,181,376	10,416,305
Operating expenses (Notes 3, 15 and 17):
Cost of services (exclusive of items shown separately below)	2,458,029	2,426,721	2,436,234
Cost of equipment sold (Note 2) (exclusive of items shown separately below)	760,832	798,895	936,142
Cost of system integration (exclusive of items shown separately below)	915,018	817,135	788,294
Depreciation and amortization (Note 8)	1,962,534	2,012,064	2,139,175
Impairment losses	1,094	4,582	4,340
Selling, general and administrative expenses (Notes 17 and 23)	2,989,814	3,000,370	2,993,164
Goodwill and other intangible assets impairments (Note 8)	2,773	3,916	9,204
Costs and Expenses, Total	9,090,094	9,063,683	9,306,553
Operating income (loss)	1,214,909	1,117,693	1,109,752
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(55,267)	(55,150)	(58,887)
Interest income	21,600	24,004	26,629
Other, net (Notes 7, 19 and 20)	(5,445)	33,524	27,669
Nonoperating Income (Expense), Total	(39,112)	2,378	(4,589)
Income (loss) before income taxes and equity in earnings (losses) of affiliated companies	1,175,797	1,120,071	1,105,163
Income tax expense (benefit) (Note 11):
Current	448,813	494,472	472,300
Deferred	26,779	(47,471)	(102,217)
Income Tax Expense (Benefit), Total	475,592	447,001	370,083
Income (loss) before equity in earnings (losses) of affiliated companies	700,205	673,070	735,080
Equity in earnings (losses) of affiliated companies (Note 6)	1,670	8,794	(1,916)
Net income (loss)	701,875	681,864	733,164
Less-Net income attributable to noncontrolling interests	192,246	189,598	194,485
Net income (loss) attributable to NTT	¥ 509,629	¥ 492,266	¥ 538,679
Per share of common stock:
Weighted average number of shares outstanding	1,323,173,389	1,323,262,483	1,345,302,411
Net income (loss) attributable to NTT	¥ 385.16	¥ 372.01	¥ 400.41
Cash dividends to be paid to shareholders of record date	¥ 120	¥ 120	¥ 110